Note 22 - Income Taxes - Disclosure of Detailed Information About Deferred Tax Assets Expiration (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Non-capital losses	$ 487,478	$ 487,540
Unrecognized losses	199,775	208,253
Canada [member]
Statement Line Items [Line Items]
Non-capital losses	3,141
Unrecognized losses
Mexico [member]
Statement Line Items [Line Items]
Non-capital losses	484,337
Unrecognized losses	199,775
The 2020 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses		544
The 2020 expiration year [member] | Canada [member]
Statement Line Items [Line Items]
Non-capital losses
The 2020 expiration year [member] | Mexico [member]
Statement Line Items [Line Items]
Non-capital losses
The 2021 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	3,835	7,825
The 2021 expiration year [member] | Canada [member]
Statement Line Items [Line Items]
Non-capital losses
The 2021 expiration year [member] | Mexico [member]
Statement Line Items [Line Items]
Non-capital losses	3,835
The 2022 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	3,878	4,060
The 2022 expiration year [member] | Canada [member]
Statement Line Items [Line Items]
Non-capital losses
The 2022 expiration year [member] | Mexico [member]
Statement Line Items [Line Items]
Non-capital losses	3,878
The 2023 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	2,071	2,213
The 2023 expiration year [member] | Canada [member]
Statement Line Items [Line Items]
Non-capital losses
The 2023 expiration year [member] | Mexico [member]
Statement Line Items [Line Items]
Non-capital losses	2,071
The 2024 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	34,964	39,319
The 2024 expiration year [member] | Canada [member]
Statement Line Items [Line Items]
Non-capital losses
The 2024 expiration year [member] | Mexico [member]
Statement Line Items [Line Items]
Non-capital losses	34,964
The 2025 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	38,901	51,911
The 2025 expiration year [member] | Canada [member]
Statement Line Items [Line Items]
Non-capital losses
The 2025 expiration year [member] | Mexico [member]
Statement Line Items [Line Items]
Non-capital losses	38,901
The 2026 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	104,044	113,630
The 2026 expiration year [member] | Canada [member]
Statement Line Items [Line Items]
Non-capital losses
The 2026 expiration year [member] | Mexico [member]
Statement Line Items [Line Items]
Non-capital losses	104,044
The 2027 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	21,040	56,760
The 2027 expiration year [member] | Canada [member]
Statement Line Items [Line Items]
Non-capital losses
The 2027 expiration year [member] | Mexico [member]
Statement Line Items [Line Items]
Non-capital losses	21,040
The 2028 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	57,809	99,315
The 2028 expiration year [member] | Canada [member]
Statement Line Items [Line Items]
Non-capital losses
The 2028 expiration year [member] | Mexico [member]
Statement Line Items [Line Items]
Non-capital losses	57,809
The 2029 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	68,074	89,754
The 2029 expiration year [member] | Canada [member]
Statement Line Items [Line Items]
Non-capital losses
The 2029 expiration year [member] | Mexico [member]
Statement Line Items [Line Items]
Non-capital losses	68,074
The 2030 and after expiration years [member]
Statement Line Items [Line Items]
Non-capital losses	152,862	$ 22,209
The 2030 and after expiration years [member] | Canada [member]
Statement Line Items [Line Items]
Non-capital losses	3,141
The 2030 and after expiration years [member] | Mexico [member]
Statement Line Items [Line Items]
Non-capital losses	$ 149,721